UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number 811-03479

Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/19

Item 1. Schedule of Investments.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Statement of Investments, February 28, 2019 (unaudited)

	Principal
	Amount	Value

Municipal Bonds 98.5%
New York 97.9%
Amherst Development Corp. Student Housing Facility Revenue,
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at
Suny Buffalo, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/40	$3,000,000	$3,160,860
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at
Suny Buffalo, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/45	3,800,000	4,003,756
Buffalo and Erie County Industrial Land Development Corp. Revenue,
Buffalo State College Foundation Housing Corp. Project, Series A, 5.375%, 10/01/41	2,035,000	2,172,403
Obligated Group, Catholic Health System Inc. Project, 5.25%, 7/01/35	1,000,000	1,113,200
Obligated Group, Catholic Health System Inc. Project, 5.00%, 7/01/40	1,000,000	1,082,720
City of New Rochelle Corp. for Local Development Revenue,
Iona College Project, Refunding, Series A, 5.00%, 7/01/40.	1,250,000	1,364,588
Iona College Project, Refunding, Series A, 5.00%, 7/01/45.	1,425,000	1,551,383
Dutchess County Local Development Corp. Revenue,
Health Quest Systems Inc. Project, Series B, 5.00%, 7/01/31	10,550,000	12,104,543
Vassar College Project, Refunding, 5.00%, 7/01/42	5,000,000	5,684,600
Vassar College Project, Refunding, 4.00%, 7/01/46	5,715,000	5,902,166
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Refunding,
Series A, 5.00%, 5/01/28	8,100,000	9,102,051
Hempstead Town Local Development Corp. Revenue,
Hofstra University Project, Refunding, 5.00%, 7/01/42	1,250,000	1,403,600
Hofstra University Project, Refunding, 5.00%, 7/01/47	5,250,000	5,888,978
Hudson Yards Infrastructure Corp. Revenue,
Second Indenture, Refunding, Fiscal 2017, Series A, 5.00%, 2/15/42	20,000,000	22,585,200
Second Indenture, Refunding, Fiscal 2017, Series A, 4.00%, 2/15/44	4,385,000	4,549,788
Second Indenture, Refunding, Fiscal 2017, Series A, 5.00%, 2/15/45	15,000,000	16,868,400
Senior, Fiscal 2012, Series A, 5.25%, 2/15/47.	33,455,000	35,413,121
Senior, Fiscal 2012, Series A, Pre-Refunded, 5.25%, 2/15/47	1,545,000	1,654,525
Long Island Power Authority Electric System Revenue,
General, 5.00%, 9/01/39	5,000,000	5,733,500
General, Refunding, Series A, 5.00%, 9/01/42	22,000,000	23,757,360
General, Refunding, Series A, 5.00%, 9/01/44	5,000,000	5,512,250
General, Refunding, Series B, 5.00%, 9/01/36	5,000,000	5,686,100
General, Refunding, Series B, 5.00%, 9/01/41	10,000,000	11,194,300
General, Refunding, Series B, 5.00%, 9/01/46	18,000,000	20,036,700
General, Series A, BHAC Insured, Pre-Refunded, 5.50%, 5/01/33.	5,000,000	5,031,700
General, Series A, Pre-Refunded, 6.00%, 5/01/33.	42,000,000	42,299,040
Monroe County IDC Revenue,
The Rochester General Hospital Projects, 5.00%, 12/01/46	15,000,000	16,452,600
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/30	3,275,000	3,784,819
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/32	2,000,000	2,294,880
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/37	1,780,000	2,014,586
University of Rochester Project, Refunding, Series C, 4.00%, 7/01/43	17,570,000	18,232,389
University of Rochester Project, Refunding, Series D, 4.00%, 7/01/43	17,550,000	18,211,635
University of Rochester Project, Series A, Pre-Refunded, 5.00%, 7/01/38	6,350,000	7,257,161
University of Rochester Project, Series B, Pre-Refunded, 5.00%, 7/01/43	5,000,000	5,714,300
MTA Dedicated Tax Fund Revenue,
Build America Bonds, Series B, Pre-Refunded, 5.00%, 11/15/34.	63,750,000	65,294,662
Green Bonds, Climate Bond Certified, Refunding, Series B, Subseries B-2, 5.00%, 11/15/39	4,775,000	5,439,155
Green Bonds, Climate Bond Certified, Series A, 5.00%, 11/15/47	30,375,000	34,314,030
Green Bonds, Climate Bond Certified, Series B, Subseries B-1, 5.00%, 11/15/35	6,000,000	7,024,380
Green Bonds, Climate Bond Certified, Series B, Subseries B-1, 5.00%, 11/15/42	5,000,000	5,719,150
Green Bonds, Climate Bond Certified, Series B, Subseries B-1, 5.00%, 11/15/47	13,505,000	15,360,182

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
MTA Revenue,
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series A, Subseries A-1, 5.00%,
11/15/41	$6,000,000	$6,603,600
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series A, Subseries A-1, 5.00%,
11/15/51	2,505,000	2,743,050
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series A, Subseries A-2, 5.00%,
11/15/45	10,000,000	11,186,400
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series C, Subseries C-1, 5.00%,
11/15/31	10,305,000	12,023,153
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series C, Subseries C-1, 4.00%,
11/15/37	8,500,000	8,850,030
Transportation, Refunding, Series B, 5.00%, 11/15/34	10,210,000	11,567,011
Transportation, Refunding, Series B, 5.00%, 11/15/37	5,000,000	5,594,100
Transportation, Refunding, Series C, Subseries C-1, 5.00%, 11/15/39	2,440,000	2,713,670
Transportation, Refunding, Series D, 5.00%, 11/15/31	6,215,000	7,123,509
Transportation, Refunding, Series D, 4.00%, 11/15/42	20,000,000	20,276,200
Transportation, Refunding, Series D, Subseries D-1, 5.00%, 11/15/34	5,000,000	5,606,000
Transportation, Refunding, Series D, Subseries D-1, 5.00%, 11/15/35	5,000,000	5,593,100
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23.	7,460,000	8,590,861
Transportation, Series A, Subseries A-1, 5.00%, 11/15/45	10,000,000	10,880,900
Transportation, Series B, 5.00%, 11/15/38	11,320,000	12,236,694
Transportation, Series B, 5.00%, 11/15/43	10,670,000	11,512,183
Transportation, Series C, 5.00%, 11/15/38	10,000,000	10,809,800
Transportation, Series C, 5.00%, 11/15/42	10,000,000	10,793,400
Transportation, Series C, Pre-Refunded, 5.00%, 11/15/47	16,125,000	18,122,242
Transportation, Series D, Pre-Refunded, 5.25%, 11/15/40	21,500,000	22,849,340
Nassau County GO,
General Improvement, Series C, AGMC Insured, 5.00%, 4/01/43	26,665,000	28,912,060
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/30	5,735,000	5,848,783
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/31	6,025,000	6,144,536
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.125%, 10/01/35	27,210,000	27,769,165
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/39	28,190,000	28,789,319
Sewer and Storm Water Resources District, Series D, Assured Guaranty, Pre-Refunded, 5.25%,
10/01/39	7,620,000	7,782,001
New York City Educational Construction Fund Revenue, Series A, 5.75%, 4/01/41	20,000,000	21,493,600
New York City GO,
Citysavers, Series B, zero cpn., 6/01/19	1,107,250	1,102,721
Citysavers, Series B, zero cpn., 12/01/19	1,107,250	1,093,110
Citysavers, Series B, zero cpn., 6/01/20	10,000,000	9,784,300
Fiscal 2002, Series D, 5.50%, 6/01/24	145,000	145,428
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/25	7,575,000	7,679,535
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/26	2,190,000	2,220,222
Fiscal 2014, Refunding, Series J, 5.00%, 8/01/32	10,000,000	11,393,300
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/29	20,640,000	23,945,702
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/31	10,000,000	11,446,100
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/32	4,000,000	4,564,240
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/33	3,000,000	3,410,790
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/34	1,500,000	1,700,985
Fiscal 2017, Refunding, Series B, Subseries B-1, 5.00%, 12/01/41	7,000,000	7,912,870
Fiscal 2018, Series B, Subseries B-1, 5.00%, 10/01/38	6,250,000	7,181,438
Fiscal 2018, Series F, Subseries F-1, 5.00%, 4/01/40	6,830,000	7,831,824
Fiscal 2018, Series F, Subseries F-1, 5.00%, 4/01/45	10,000,000	11,362,800
Fiscal 2019, Series D, Subseries D-1, 4.00%, 12/01/43	10,000,000	10,391,500

|2

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City GO, (continued)
Fiscal 2019, Series D, Subseries D-1, 5.00%, 12/01/44	$10,000,000	$11,452,700
Refunding, Series D, 5.125%, 8/01/19	10,000	10,026
Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22	10,000	10,025
Series E, Subseries E-1, 5.00%, 3/01/39	16,210,000	18,646,687
Series E, Subseries E-1, 5.00%, 3/01/44	12,500,000	14,208,750
Series E-1, 5.00%, 3/01/40.	7,500,000	8,593,125
Series I, Subseries I-1, 5.375%, 4/01/36	630,000	631,682
Series I, Subseries I-1, Pre-Refunded, 5.375%, 4/01/36.	16,870,000	16,919,766
Series J, Subseries J-1, 5.00%, 5/15/33.	11,640,000	11,711,353
Series J, Subseries J-1, Pre-Refunded, 5.00%, 5/15/33	7,860,000	7,915,177
New York City HDC,
MFHR, Series A-1, 4.80%, 11/01/35	5,610,000	5,696,114
MFHR, Series C-1, 5.25%, 11/01/29	6,110,000	6,143,666
MFHR, Series C-1, 5.50%, 11/01/34	3,000,000	3,017,430
MFHR, Series C-1, 5.55%, 11/01/39	3,300,000	3,319,140
MFHR, Series C-1, 5.70%, 11/01/46	12,500,000	12,575,500
MFHR, Sustainable Neighborhood, Series K, 4.00%, 11/01/48	49,905,000	50,420,519
New York City IDAR, Pilot, Yankee Stadium Project, Series A, Assured Guaranty, 7.00%, 3/01/49	19,000,000	19,087,970
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2009, Refunding, Series GG-1, 5.00%, 6/15/39.	33,115,000	33,399,458
Second General Resolution, Fiscal 2011, Refunding, Series EE, 5.375%, 6/15/43	39,150,000	41,356,102
Second General Resolution, Fiscal 2013, Series BB, 5.00%, 6/15/47	15,000,000	16,425,000
Second General Resolution, Fiscal 2017, Refunding, Series AA, 4.00%, 6/15/46	24,290,000	25,091,084
Second General Resolution, Fiscal 2017, Refunding, Series DD, 5.00%, 6/15/47	33,800,000	38,098,684
Second General Resolution, Fiscal 2018, Refunding, Series FF, 5.00%, 6/15/40	15,000,000	17,365,050
Second General Resolution, Fiscal 2018, Series BB, Subseries BB-1, 5.00%, 6/15/46	20,875,000	23,618,810
Second General Resolution, Fiscal 2018, Series CC, Subseries CC-1, 5.00%, 6/15/48	38,475,000	43,429,041
Second General Resolution, Fiscal 2019, Series DD-1, 5.00%, 6/15/49	19,000,000	21,679,950
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2019, Refunding, Series S-1, Subseries S-2A, 5.00%, 7/15/45	17,000,000	19,343,620
Fiscal 2019, Refunding, Series S-2, Subseries S-2A, 5.00%, 7/15/34	4,235,000	4,997,342
Fiscal 2019, Refunding, Series S-3, Subseries S-3A, 5.00%, 7/15/37	10,425,000	12,110,306
Fiscal 2019, Series S-1, Subseries S-2A, 5.00%, 7/15/43	5,230,000	5,970,516
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, 5.00%, 5/01/34.	740,000	743,596
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, 5.00%, 5/01/38.	20,000,000	20,094,000
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, Pre-Refunded, 5.00%,
5/01/34.	19,260,000	19,368,434
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/39.	17,250,000	18,092,662
Future Tax Secured, Subordinate, Fiscal 2012, Series E, Subseries E-1, 5.00%, 2/01/37.	10,000,000	10,783,900
Future Tax Secured, Subordinate, Fiscal 2013, Series F, Subseries F-1, 5.00%, 2/01/34	5,000,000	5,533,300
Future Tax Secured, Subordinate, Fiscal 2013, Series F, Subseries F-1, 5.00%, 2/01/36	8,250,000	9,094,058
Future Tax Secured, Subordinate, Fiscal 2013, Series I, 5.00%, 5/01/42	45,000,000	49,580,550
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/38.	17,000,000	19,012,970
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/39.	24,135,000	26,898,216
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/40.	18,300,000	20,350,332
Future Tax Secured, Subordinate, Fiscal 2015, Series A, Subseries A-1, 5.00%, 8/01/34.	5,115,000	5,808,134
Future Tax Secured, Subordinate, Fiscal 2015, Series B, Subseries B-1, 5.00%, 8/01/34	5,000,000	5,677,550
Future Tax Secured, Subordinate, Fiscal 2015, Series E, Subseries E-1, 5.00%, 2/01/34.	10,000,000	11,304,700
Future Tax Secured, Subordinate, Fiscal 2015, Series E, Subseries E-1, 5.00%, 2/01/35.	10,000,000	11,269,700
Future Tax Secured, Subordinate, Fiscal 2017, Refunding, Series C, 5.00%, 11/01/33	6,500,000	7,572,370
Future Tax Secured, Subordinate, Fiscal 2017, Series A, Subseries A-1, 5.00%, 5/01/40.	13,415,000	15,137,620

|3

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority Revenue, (continued)
Future Tax Secured, Subordinate, Fiscal 2017, Series F, Subseries F-1, 5.00%, 5/01/42	$4,340,000	$4,905,328
Future Tax Secured, Subordinate, Fiscal 2018, Series A, Subseries A-3, 4.00%, 8/01/43.	5,645,000	5,854,994
Future Tax Secured, Subordinate, Fiscal 2018, Series B, Subseries B-1, 5.00%, 8/01/45	17,500,000	19,752,775
Future Tax Secured, Subordinate, Fiscal 2018, Series C, Subseries C-3, 4.00%, 5/01/42	7,410,000	7,724,777
Future Tax Secured, Subordinate, Fiscal 2018, Series A, Subseries A-3, 5.00%, 8/01/40.	3,270,000	3,721,227
Future Tax Secured, Subordinate, Fiscal 2019, Series A, Subseries A-1, 5.00%, 8/01/42.	5,000,000	5,734,100
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, senior lien, Series A,
5.00%, 11/15/46	5,000,000	5,632,550
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Secured by Port Authority Bonds, 5.25%, 12/15/43	50,000,000	54,342,500
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40	18,000,000	19,522,800
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	27,000,000	34,216,290
Goldman Sachs Headquarters Issue, Second Tranche, 5.25%, 10/01/35	86,360,000	106,113,986
Second Priority Liberty, Bank of America Tower at One Bryant Park Project, Class 2, Refunding,
5.625%, 7/15/47	17,500,000	18,070,850
New York State Dormitory Authority Revenues,
Lease, State University Dormitory Facilities Issue, Series A, Pre-Refunded, 5.00%, 7/01/39.	7,250,000	7,331,998
Lease, Third General Resolution, State University Educational Facilities Issue, Refunding, Series A,
5.00%, 5/15/28	4,000,000	4,384,520
Mental Health Services Facilities Improvement, Refunding, Series A, 5.00%, 8/15/22	5,740,000	6,014,946
Non-State Supported Debt, Brooklyn Law School, Refunding, 5.75%, 7/01/33	3,750,000	3,789,750
Non-State Supported Debt, Columbia University, Series A-2, 5.00%, 10/01/46	10,000,000	13,159,900
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/34	10,000,000	10,106,200
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/39	22,000,000	22,229,900
Non-State Supported Debt, Educational Housing Services, CUNY Student Housing Project, AMBAC
Insured, 5.25%, 7/01/30	5,150,000	6,166,610
Non-State Supported Debt, Fashion Institute of Technology Student Housing Corp., NATL Insured,
5.25%, 7/01/34	13,220,000	15,782,565
Non-State Supported Debt, Health Quest Systems, Series A, Assured Guaranty, 5.25%, 7/01/27	1,385,000	1,388,989
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, Pre-Refunded, 6.25%,
8/15/34.	3,705,000	3,782,101
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, Pre-Refunded, 6.00%,
8/15/38.	3,250,000	3,314,025
Non-State Supported Debt, Memorial Sloan Kettering Cancer Center, Refunding, Series 1, 4.00%,
7/01/47.	5,000,000	5,170,050
Non-State Supported Debt, The New School, AGMC Insured, Pre-Refunded, 5.50%, 7/01/43	13,000,000	13,672,360
Non-State Supported Debt, The New School, Pre-Refunded, 5.50%, 7/01/40.	10,000,000	10,517,200
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/40	5,500,000	6,120,015
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/45	8,500,000	9,391,225
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/38	5,000,000	5,774,400
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/40	6,745,000	7,732,873
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/43	3,000,000	3,414,330
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/45	5,000,000	5,658,950
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/37	7,000,000	7,658,140
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/42	10,000,000	10,913,200
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/49	50,000,000	57,910,500
Non-State Supported Debt, New York University, Series A, Pre-Refunded, 5.00%, 7/01/39	20,000,000	20,226,200
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.00%, 7/01/39	19,650,000	19,872,241
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/22	2,300,000	2,312,029

|4

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/36	$11,000,000	$12,232,000
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/21	3,090,000	3,106,346
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/23	2,150,000	2,161,008
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.50%, 5/01/33	3,000,000	3,015,660
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.25%, 5/01/30	8,750,000	8,802,063
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.50%, 5/01/30	3,000,000	3,019,020
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.50%, 5/01/37	13,000,000	13,082,420
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series B, 5.00%,
5/01/39.	10,000,000	10,771,400
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series E, Pre-
Refunded, 5.00%, 5/01/21	2,500,000	2,513,875
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/27.	2,025,000	2,323,850
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/30.	1,000,000	1,133,590
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/32.	1,000,000	1,124,460
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/34.	7,250,000	8,098,830
Non-State Supported Debt, NYU Hospitals Center, Series A, Pre-Refunded, 6.00%, 7/01/40	4,500,000	4,762,125
Non-State Supported Debt, Pratt Institute, Series C, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/29.	3,775,000	3,817,091
Non-State Supported Debt, Residential Institutions for Children, 5.00%, 6/01/38	5,000,000	5,011,900
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, AGMC
Insured, 5.00%, 10/01/21	265,000	278,496
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, AGMC
Insured, 5.00%, 10/01/22	395,000	414,675
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, AGMC
Insured, 5.00%, 10/01/24	710,000	744,797
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series C, Assured
Guaranty, 5.00%, 10/01/31	45,000	45,806
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series C, Assured
Guaranty, 5.125%, 10/01/36	60,000	61,135
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 10/01/21	4,735,000	4,992,726
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 10/01/22	6,750,000	7,117,403
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 10/01/24	12,020,000	12,674,249
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
5.625%, 10/01/29	300,000	306,582
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
Pre-Refunded, 5.625%, 10/01/29	2,700,000	2,763,963
Non-State Supported Debt, School Districts, Financing Program, Series C, Assured Guaranty,
Pre-Refunded, 5.00%, 10/01/31	3,955,000	4,034,614
Non-State Supported Debt, School Districts, Financing Program, Series C, Assured Guaranty,
Pre-Refunded, 5.125%, 10/01/36	4,940,000	5,042,950
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/29	1,375,000	1,596,953
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/30	1,675,000	1,937,891

|5

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
		Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/31		$3,700,000	$4,266,581
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/34		2,000,000	2,283,540
Non-State Supported Debt, State University of New York Dormitory Facilities, Refunding, Series A,
5.00%, 7/01/38		5,000,000	5,547,850
Non-State Supported Debt, State University of New York Dormitory Facilities, Refunding, Series A,
5.00%, 7/01/43		4,150,000	4,586,705
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/35	.	2,000,000	2,319,100
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/36	.	1,500,000	1,733,265
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/37	.	2,000,000	2,299,980
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/38	.	1,000,000	1,145,320
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/42	.	3,750,000	4,254,600
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/43	.	4,300,000	4,925,564
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/46	.	4,000,000	4,518,680
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/48	.	13,925,000	15,875,753
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/26		6,105,000	7,056,159
Non-State Supported Debt, University of Rochester, Series A, 5.125%, 7/01/39		1,485,000	1,500,786
Non-State Supported Debt, University of Rochester, Series A, Pre-Refunded, 5.125%, 7/01/39		9,015,000	9,120,566
Non-State Supported Debt, Vassar College, 5.00%, 7/01/49		11,000,000	11,394,570
Secondarily Insured, State University Educational Facilities, Third General Resolution, Refunding,
Series A, Assured Guaranty, 5.50%, 5/15/22.		5,000,000	5,577,650
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A,
5.00%, 7/01/37		25,000,000	27,140,500
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A,
5.00%, 7/01/42		15,000,000	16,269,150
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/29	.	3,000,000	3,286,440
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/30	.	1,000,000	1,094,500
New York State Dormitory Authority Sales Tax Revenue,
Bid Group 2, Refunding, Series E, 5.00%, 3/15/37		15,340,000	17,964,827
Bid Group 4, Refunding, Series A, 4.00%, 3/15/46		25,000,000	25,925,000
Bid Group 4, Refunding, Series C, 4.00%, 3/15/44		5,310,000	5,507,213
Bid Group 4, Refunding, Series E, 5.00%, 3/15/44		19,715,000	22,616,654
Bid Group C, Series A, 5.00%, 3/15/41		10,000,000	11,333,200
Group C, Series A, 5.00%, 3/15/42		10,000,000	11,302,900
Series A, 5.00%, 3/15/34		10,000,000	11,570,500
Series A, 5.00%, 3/15/35		24,545,000	28,301,121
Series A, 5.00%, 3/15/36		31,550,000	36,241,800
Series A, 5.00%, 3/15/42		6,235,000	7,134,960
Series A, 4.00%, 3/15/46		16,515,000	17,067,427
Series B, 5.00%, 3/15/40		12,640,000	14,241,362
Series B, 5.00%, 3/15/41		10,520,000	11,832,686
State Supported Debt, Series A, 5.00%, 3/15/31.		15,685,000	17,762,478
State Supported Debt, Series A, 5.00%, 3/15/43.		16,675,000	18,361,676

|6

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Sales Tax Revenue, (continued)
State Supported Debt, Series A, 5.00%, 3/15/44.	$37,250,000	$40,971,275
State Supported Debt, Series A, 4.00%, 3/15/48.	10,000,000	10,350,400
New York State Dormitory Authority State Personal Income Tax Revenue,
Education, Refunding, Series C, 5.75%, 3/15/32	29,870,000	29,908,831
Education, Series A, Pre-Refunded, 5.00%, 3/15/38	5,000,000	5,005,450
Education, Series C, Pre-Refunded, 5.75%, 3/15/32	230,000	230,304
General Purpose, Bidding Group 3, Refunding, Series B, 5.00%, 2/15/40	9,425,000	10,742,144
General Purpose, Bidding Group 3, Refunding, Series B, 5.00%, 2/15/41	12,425,000	14,139,277
General Purpose, Bidding Group 3, Refunding, Series B, 5.00%, 2/15/43	4,595,000	5,203,929
General Purpose, Bidding Group 3, Refunding, Series B, 4.00%, 2/15/46	20,000,000	20,700,400
General Purpose, Refunding, Series A, 5.00%, 2/15/37	5,000,000	5,723,300
General Purpose, Refunding, Series A, 5.00%, 2/15/38	5,000,000	5,700,350
General Purpose, Refunding, Series A, 5.00%, 2/15/39	8,945,000	10,166,261
General Purpose, Refunding, Series A, 5.00%, 3/15/45	10,000,000	11,439,700
General Purpose, Series B, 5.00%, 3/15/37	6,915,000	7,468,269
General Purpose, Series C, 5.00%, 3/15/34	10,000,000	10,601,400
Series A, 5.00%, 2/15/41	4,000,000	4,513,680
Series A, 5.00%, 2/15/42	1,950,000	2,196,246
Series A, 5.00%, 2/15/43	8,450,000	9,499,997
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue,
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution,
SRF, Subordinated, Series B, 5.00%, 6/15/48	7,500,000	8,630,925
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution,
SRF, Subordinated, Series E, 5.00%, 6/15/42	8,355,000	9,559,875
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution,
Subordinated SRF, Refunding, Series, 5.00%, 6/15/46	28,360,000	32,286,726
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution,
Subordinated SRF, Series A, 5.00%, 6/15/31	5,000,000	5,612,450
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution,
Subordinated SRF, Series A, 5.125%, 6/15/38.	35,000,000	35,316,750
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution,
Subordinated SRF, Series E, 5.00%, 6/15/47	12,345,000	14,042,067
New York State GO, Series A, 5.00%, 2/15/39	6,000,000	6,014,940
New York State HFAR,
Affordable Housing, Series B, 4.50%, 11/01/29.	1,500,000	1,507,155
Affordable Housing, Series B, 4.85%, 11/01/41.	8,500,000	8,545,220
New York State Power Authority Revenue, Series A, NATL Insured, 5.00%, 11/15/47	10,000,000	10,025,100
New York State Thruway Authority General Junior Indebtedness Obligations Revenue, junior lien, Series
A, 5.00%, 1/01/46	25,000,000	27,681,750
New York State Thruway Authority General Revenue,
Refunding, Series I, 5.00%, 1/01/37	21,250,000	22,652,925
Refunding, Series L, 5.00%, 1/01/34	2,600,000	3,071,094
Refunding, Series L, 5.00%, 1/01/35	3,000,000	3,529,260
Series I, 5.00%, 1/01/42.	45,000,000	47,768,400
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Refunding, Series A, 5.00%, 4/01/29	10,000,000	10,935,900
Series A, 5.00%, 4/01/27	27,000,000	29,543,670
Series A, 5.00%, 4/01/28	11,600,000	12,689,240
Series A, 5.00%, 4/01/30	9,000,000	9,830,970
Series A, 5.00%, 4/01/31	10,250,000	11,193,205
Series A, 5.00%, 4/01/32	11,100,000	12,114,429

|7

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Urban Development Corp. Revenue,
State Personal Income Tax, General Purpose, Bidding Group 1, Series A, 5.00%, 3/15/42.	$10,000,000	$11,485,400
State Personal Income Tax, General Purpose, Refunding, Series A, 5.00%, 3/15/38	15,000,000	17,116,350
State Personal Income Tax, General Purpose, Refunding, Series C, 5.00%, 3/15/42	8,400,000	9,540,468
State Personal Income Tax, State Facilities and Equipment, Series B-1, Pre-Refunded, 5.00%,
3/15/36.	10,000,000	10,010,900
Niagara Falls Public Improvement GO, NATL Insured, 6.85%, 3/01/19	5,000	5,000
Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project, XLCA Insured,
5.00%, 12/15/30	1,805,000	1,821,787
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/34	25,000,000	25,499,750
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/35	29,000,000	29,577,970
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/39	25,000,000	25,490,500
Consolidated, Refunding, Two Hundred Eleventh Series, 5.00%, 9/01/48.	25,000,000	28,751,000
Consolidated, Refunding, Two Hundred Fifth Series, 5.00%, 11/15/47	26,340,000	29,979,925
Consolidated, Refunding, Two Hundred Third Series, 5.00%, 10/15/47	10,000,000	11,301,400
Schenectady County Capital Resource Corp. Revenue,
Union College Project, Refunding, 5.00%, 1/01/40	2,600,000	2,927,236
Union College Project, Refunding, 5.00%, 1/01/47	6,590,000	7,381,723
Suffolk County Water Authority Revenue, Water System, Series A, 4.00%, 6/01/41	25,000,000	26,145,250
Triborough Bridge and Tunnel Authority Revenue,
General Purpose, Series B, NATL Insured, Pre-Refunded, 5.20%, 1/01/27.	5,110,000	5,630,965
General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27	15,000,000	16,529,250
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	32,185,000	35,033,372
MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/36	21,080,000	24,440,363
MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/37	18,190,000	21,011,997
MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/38	8,055,000	9,274,446
MTA Bridges and Tunnels, General, Series A, 5.00%, 11/15/38	3,000,000	3,454,170
MTA Bridges and Tunnels, General, Series A, 5.00%, 11/15/42	5,750,000	6,548,618
MTA Bridges and Tunnels, General, Series A, 5.00%, 11/15/47	13,000,000	14,726,010
MTA Bridges and Tunnels, General, Series B, 5.00%, 11/15/45.	5,000,000	5,641,600
MTA Bridges and Tunnels, General, Series C, 5.00%, 11/15/38	5,000,000	5,542,450
Troy Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, 5.125%,
9/01/40	42,500,000	44,297,325
Utility Debt Securitization Authority Revenue,
Restructuring, 5.00%, 12/15/41.	8,500,000	9,815,120
Restructuring, Refunding, 5.00%, 12/15/33	20,000,000	23,257,600
Restructuring, Refunding, 5.00%, 12/15/34	9,950,000	11,530,160
Restructuring, Refunding, 5.00%, 12/15/40	10,000,000	11,572,700
Restructuring, Refunding, Series A, 5.00%, 12/15/34.	33,870,000	39,317,989
Restructuring, Refunding, Series B, 5.00%, 12/15/33.	5,750,000	6,698,060
Western Nassau County Water Authority Water System Revenue,
Series A, 5.00%, 4/01/40	1,400,000	1,573,166
Series A, 5.00%, 4/01/45	2,250,000	2,516,310
		3,819,414,947
U.S. Territories 0.6%
Puerto Rico 0.6%
[a] Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	32,250,000	22,131,562
Total Municipal Bonds before Short Term Investments (Cost $3,725,357,646)		3,841,546,509

|8

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Short Term Investments (Cost $16,200,000) 0.4%

Municipal Bonds 0.4%
New York 0.4%
[b] MTA Dedicated Tax Fund Revenue, Refunding, Subseries A-1, LOC Toronto Dominion Bank, Daily VRDN
and Put, 1.68%, 11/01/31	$16,200,000	$16,200,000
Total Investments (Cost $3,741,557,646) 98.9%		3,857,746,509
Other Assets, less Liabilities 1.1%.		41,489,133
Net Assets 100.0%		$3,899,235,642

See Abbreviations on page 12.

aDefaulted security or security for which income has been deemed uncollectible.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|9

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

|10

FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At February 28, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

|11

FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Abbreviations

Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Authority/Agency
GO	General Obligation
HDC	Housing Development Corp.
HFAR	Housing Finance Authority Revenue
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDC	Industrial Development Corp.
LOC	Letter of Credit
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
SRF	State Revolving Fund
XLCA	XL Capital Assurance

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|12

Item 2. Controls and Procedures.

a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /s/Matthew T. Hinkle_

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle_

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  April 26, 2019

By /s/Gaston Gardey__________________

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 26, 2019